Movement of Valuation allowance on Net Operating Losses and Other Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Balance at beginning of period	$ 11,359	$ 6,200	$ 736
Charged to expenses	1,305	5,159	5,464
Credited to expenses	(1,540)
Balance at end of period	$ 11,124	$ 11,359	$ 6,200